Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,394,533)	$ (1,264,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities	0	147,973
Bad debt expense - related party	0	750
Consulting and other services rendered in exchange for investment securities	0	(1,500)
Depreciation and amortization	383,454	79,542
Equity in (earnings) loss of investments	14,803	76,113
Common stock issued for services	32,400	74,573
Loss (gain) on sale of investments	16,598	(94,353)
Revaluation of equity investment prior to acquisitions	0	74,362
Amortization of warrants	169,201	35,247
Increase in amounts due from affiliate	(77,643)	(54,217)
Increase in accounts receivable	(52,359)	(81,528)
Increase in other receivable	(43,364)	(42,109)
Increase in prepaid expenses and other assets	(125,368)	(58,690)
Increase in inventory	(121,950)	(36,676)
Increase (decrease) in accounts payable and accrued expenses	785,965	(30,701)
Increase in deferred rent	58,886	20,308
Decrease in deferred revenue	0	(1,750)
Net cash used by operating activities	(2,353,910)	(1,156,677)
Cash flows from investing activities:
Proceeds from sale of investments	0	190,325
Investment distribution	0	8,140
Purchase of investments	(1,202,936)	(1,502,247)
Franchise costs	(239,684)	(75,000)
Purchase of property and equipment	(1,173,801)	(219,811)
Treasury stock proceeds	0	26,400
Net cash used by investing activities	(2,616,421)	(1,572,193)
Cash flows from financing activities:
Proceeds from sale of common stock	7,051,464	500
Proceeds from sale of common stock warrants, net	0	20,608
Loan proceeds	2,915,000	2,790,000
Loan repayment	(3,939,098)	(7,036)
Capital lease payments	(45,814)	(13,970)
Non-controlling interest investment	90,000	0
Other liabilities	(46,282)	62,262
Net cash provided by financing activities	6,025,270	2,852,364
Effect of exchange rate changes on cash	28,206	(4,372)
Net increase in cash and cash equivalents	1,083,145	119,122
Cash, beginning of year	165,129	46,007
Cash, end of year	1,248,274	165,129
Supplemental cash flow information:
Interest	273,468	101,479
Income taxes	0	0
Non-cash investing and financing activities:
Due to related party exchanged for convertible note payable	0	25,000
Convertible notes payable exchanged for common stock	1,907,238	711,500
Common stock issued for Hoot limited partner units	986,651	0
Accrued interest exchanged for common stock	0	10,000
Investment contributed by the Company's CEO	0	125,331
Common stock issued for prepaid consulting contract	0	44,850
Acquisition of subsidiaries:
Current assets, excluding cash and cash equivalents	0	138,801
Property and equipment and intangible assets	0	1,985,799
Total assets excluding cash and cash equivalents	0	2,124,600
Liabilities assumed	0	953,917
Non-controlling interest	0	645,436
Prior investment of the Company	0	320,247
Acquisition Of Subsidiaries	0	1,919,600
Purchase price, net assets acquired - cash paid	$ 0	$ 205,000